Private Placement Warrants (Details) - USD ($)			3 Months Ended	12 Months Ended
	Sep. 01, 2021	Aug. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	16,738,636			16,738,636
Aggregate purchase price				$ 4,238,636
Exercise price of warrant	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		1,500,000			1,500,000
Number of shares per warrant		1,500,000
Redemption Period Upon Closure		45 days
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	238,636
Price of warrants	$ 1.00
Aggregate purchase price	$ 238,636
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,000,000		4,000,000	4,000,000
Price of warrants	$ 1.00		$ 1.00
Aggregate purchase price	$ 4,000,000		$ 4,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			4,000,000	4,000,000
Price of warrants			$ 1.00	$ 1.00
Aggregate purchase price			$ 4,000,000	$ 4,000,000
Number of shares per warrant			1	1
Exercise price of warrant			$ 11.50	$ 11.50